Operating Leases (Tables)	12 Months Ended
Jan. 31, 2020
Schedule of right of use assets
Right-of-use Assets $

Balance, February 1, 2018	–
Adoption of IFRS 16 (Note 3(a))	1,974,759
Amortization	(235,587)
Effect of foreign exchange rate changes	(3,826)

Balance, January 31, 2019	1,735,346
Additions	3,330,947
Disposal – ROU asset	(466,839)
Disposal – Accumulated amortization on ROU asset	339,519
Impairment of ROU asset	(1,276,779)
Amortization on ROU asset	(421,984)
Effect of foreign exchange rate changes	11,428

Balance, January 31, 2020	3,251,638

Schedule of lease liability
	Lease Liability $	Current $	Long-term $

Balance, February 1, 2018	–
Adoption of IFRS 16 (Note 3(c))	1,906,403
Lease liability expense	155,051
Lease payments	(282,095)
Effect of foreign exchange rate changes	(3,244)

Balance, January 31, 2019	1,776,115	(367,629)	1,408,488
Additions	3,246,553
Disposal	(118,200)
Lease liability expense	347,446
Lease payments	(559,580)
Effect of foreign exchange rate changes	9,958

Balance, January 31, 2020	4,702,292	(68,138)	4,634,154

Schedule of expected lease payments
Fiscal Years	$

2021	741,318
2022	781,611
2023	832,880
2024	884,399
2025	936,179
Thereafter	5,030,874
Less: imputed interest	(4,504,969)

Present value of operating lease liabilities	4,702,292